Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Commitments and Contingencies

NOTE 11 COMMITMENTS AND CONTINGENCIES

Agreements

As previously disclosed, on August 17, 2010, U.S. Cellular and Amdocs Software Systems Limited (“Amdocs”) entered into a Software License and Maintenance Agreement (“SLMA”) and a Master Service Agreement (“MSA”) (collectively, the “Amdocs Agreements”) to develop a Billing and Operational Support System (“B/OSS”).  In July 2013, U.S. Cellular implemented B/OSS, pursuant to an updated Statement of Work dated June 29, 2012. Total payments to Amdocs related to this implementation are estimated to be approximately $183.9 million (subject to certain potential adjustments) over the period from commencement of the SLMA through the first half of 2014.  As of December 31, 2013, $136.8 million had been paid to Amdocs.

Lease Commitments

U.S. Cellular is a party to various lease agreements, both as lessee and lessor, for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.

As of December 31, 2013, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2014	$152,349	$46,357
2015	134,852	36,847
2016	116,397	26,201
2017	97,098	17,226
2018	79,166	6,521
Thereafter	783,730	227
Total	$1,363,592	$133,379

Rent expense totaled $162.1 million, $183.9 million and $171.6 million in 2013, 2012 and 2011, respectively.

Rent revenue totaled $45.7 million, $41.7 million and $39.2 million in 2013, 2012 and 2011, respectively.

Indemnifications

U.S. Cellular enters into agreements in the normal course of business that provide for indemnification of counterparties.  The terms of the indemnifications vary by agreement.  The events or circumstances that would require U.S. Cellular to perform under these indemnities are transaction specific; however, these agreements may require U.S. Cellular to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction.  U.S. Cellular is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time.  Historically, U.S. Cellular has not made any significant indemnification payments under such agreements.

Legal Proceedings

U.S. Cellular is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts.  If U.S. Cellular believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss.  If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued.  The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events.  The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures.  The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

U.S. Cellular has accrued $0.3 million and $1.7 million with respect to legal proceedings and unasserted claims as of December 31, 2013 and 2012, respectively. U.S. Cellular has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss. U.S. Cellular does not believe that the amount of any contingent loss in excess of the amounts accrued would be material.

Apple iPhone Products Purchase Commitment

In March 2013, U.S. Cellular entered into an agreement with Apple to purchase certain minimum quantities of Apple iPhone products over a three-year period beginning in November 2013. Based on current forecasts, U.S. Cellular estimates that the remaining contractual purchase commitment as of December 31, 2013 is approximately $950 million. At this time, U.S. Cellular expects to meet its contractual commitment with Apple.